Inventories (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories
Crude oil	CAD 1,203.0	CAD 1,110.0
Refined products	1,268.0	1,193.0
Materials, supplies and merchandise	664.0	680.0
Energy trading commodity inventories	333.0	515.0
Reclassified to assets held for sale		(258.0)
Total current inventories	3,468.0	3,240.0
Write-downs (reversals of write-downs) of inventories
Product inventory write-down	11,600.0	10,100.0
Crude oil inventory write-down	0.0	32.0
Materials, supplies and merchandise inventory write-down	CAD 0.0	CAD 26.0